Summary of Significant Accounting Policies (Details) - Schedule of Change in Contract Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Change in Contract Liabilities [Abstract]
Contract liabilities, beginning of the period	$ 5,223,518	$ 1,149,047
Revenue recognized from amounts included in contract liabilities at the beginning of the period	(5,223,518)	(1,149,047)
Cash received prior to completion of performance obligation	279,901	5,223,518
Contract liabilities, as of the end of the period	$ 279,901	$ 5,223,518